Derivative financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value of financial instruments
Assets-Total	€ 197	€ 235
Liabilities-Total	(268)	(236)
Notional-Assets Total	11,616	8,842
Notional-Liabilities Total	10,323	9,452
Forward foreign exchange contracts
Fair value of financial instruments
Assets-Trading	73	61
Liabilities-Trading	(88)	(135)
Notional-Assets Trading	5,858	3,777
Notional-Liabilities Trading	7,002	7,526
Interest rate swaps
Fair value of financial instruments
Liabilities-Trading		(29)
Notional-Liabilities Trading		329
Currency options bought
Fair value of financial instruments
Assets-Trading	12	3
Notional-Assets Trading	664	569
Currency options sold
Fair value of financial instruments
Liabilities-Trading	(4)
Notional-Liabilities Trading	163
Other derivatives
Fair value of financial instruments
Liabilities-Trading	(2)	(5)
Notional-Liabilities Trading	100	157
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	38	20
Liabilities-Hedging	(2)	(1)
Notional-Assets Hedging	3,491	1,829
Notional-Liabilities Hedging	773	255
Cash flow hedges | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	56	12
Liabilities-Hedging	(6)	(9)
Notional-Assets Hedging	1,305	382
Notional-Liabilities Hedging	465	185
Fair value hedges | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	1	21
Liabilities-Hedging	(1)	(51)
Notional-Assets Hedging	165	350
Notional-Liabilities Hedging	79	689
Fair value hedges | Interest rate swaps
Fair value of financial instruments
Assets-Hedging		42
Notional-Assets Hedging		300
Fair value hedges | Firm commitments
Fair value of financial instruments
Assets-Hedging	17	34
Liabilities-Hedging	(24)	(6)
Notional-Assets Hedging	133	633
Notional-Liabilities Hedging	229	311
Cash flow and fair value hedges | Cross-currency interest rate swaps
Fair value of financial instruments
Assets-Hedging		42
Liabilities-Hedging	(141)
Notional-Assets Hedging		€ 1,002
Notional-Liabilities Hedging	€ 1,512